Prepaid Expense and Other Current Assets - Schedule of Prepaid Expense and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expense and Other Current Assets [Abstract]
Prepaid professional fees	$ 67,139	$ 33,665
Prepaid directors’ and officers’ liability insurance premium	10,932	9,741
Deferred offering costs	84,652
Security deposit	443	17,654
Due from broker	81	32,885
Finished goods	74,841	92,230
Recoverable value-added tax	10,863	9,245
Others	33,219	59,664
Total	$ 282,170	$ 255,084